Earnings per share	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Earnings per share
18.	Earnings per share

	For the three months ended			For the nine months ended
($ millions)	July 31 2024 (1)	April 30 2024 (1)	July 31 2023 (1)	July 31 2024 (1)	July 31 2023 (1)
Basic earnings per common share
Net income attributable to common shareholders	$1,756	$1,943	$2,067	$5,765	$5,705
Weighted average number of common shares outstanding (millions)	1,230	1,223	1,199	1,222	1,194
Basic earnings per common share (2) (in dollars)	$1.43	$1.59	$1.72	$4.72	$4.78
Diluted earnings per common share
Net income attributable to common shareholders	$1,756	$1,943	$2,067	$5,765	$5,705
Dilutive impact of share-based payment options and others (3)	(15)	(15)	2	(46)	(25)
Net income attributable to common shareholders (diluted)	$1,741	$1,928	$2,069	$5,719	$5,680
Weighted average number of common shares outstanding (millions)	1,230	1,223	1,199	1,222	1,194
Dilutive impact of share-based payment options and others (3) (millions)	5	5	15	6	7
Weighted average number of diluted common shares outstanding (millions)	1,235	1,228	1,214	1,228	1,201
Diluted earnings per common share (2) (in dollars)	$1.41	$1.57	$1.70	$4.66	$4.73
(1)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
(2)	Earnings per share calculations are based on full dollar and share amounts.
(3)
Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.